UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Brown Advisory Flexible Equity ETF

Principal Listing Exchange: NASDAQ

Ticker: BAFE

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity ETF (the "Fund") for the period from November 15, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://brownadvisory.com/etf/flexible-equity-etf. You can also request this information by contacting us at 1-877-876-6383.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name for workbook only delete after 11/30/25	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Brown Advisory Flexible Equity ETF	$20	0.56%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,054,653	46	$1,745	7%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
28.1%
Information Technology
22.2%
Communication Services
12.2%
Consumer Discretionary
11.9%
Health Care
11.2%
Industrials
9.2%
Consumer Staples
2.3%
Energy
2.1%

Value	Value
Energy	2.1%
Consumer Staples	2.3%
Industrials	9.2%
Health Care	11.2%
Consumer Discretionary	11.9%
Communication Services	12.2%
Information Technology	22.2%
Financials	28.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.6%
Visa, Cl A	5.3%
Mastercard, Cl A	4.8%
Meta Platforms, Cl A	4.8%
Berkshire Hathaway, Cl B	4.6%
Amazon.com	4.2%
UnitedHealth Group	3.7%
KKR	3.6%
Apple	3.4%
Alphabet, Cl C	3.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-876-6383

  https://brownadvisory.com/etf/flexible-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-876-6383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BAFE-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

Brown Advisory
Thoughtful Investing.

Brown Advisory Flexible Equity ETF

Semi-Annual Financials and Other Information
March 31, 2025

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Other Information (Form N-CSRS Items 8-11) (Unaudited)	13

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

Description	Shares	Fair Value (000)
COMMON STOCK†† — 99.2%

Communication Services — 12.2%
Alphabet, Cl C	219,756	$34,332
Alphabet, Cl A	159,870	24,722
Meta Platforms, Cl A	87,359	50,350
T-Mobile US	70,617	18,834
		128,238
Consumer Discretionary — 11.9%
Amazon.com*	230,561	43,867
Amer Sports*	626,730	16,752
Booking Holdings	5,095	23,472
Bright Horizons Family Solutions*	104,084	13,223
Lowe's	49,072	11,445
TJX	135,460	16,499
		125,258
Consumer Staples — 2.3%
Mondelez International, Cl A	200,320	13,592
Nomad Foods	560,483	11,013
		24,605
Energy — 2.1%
Suncor Energy	572,946	22,184

Financials — 28.1%
American International Group	226,465	19,689
Bank of America	281,700	11,755
Berkshire Hathaway, Cl B*	90,549	48,225
First Citizens BancShares, Cl A	12,232	22,680
Fiserv*	131,904	29,128
KKR	329,569	38,101
Mastercard, Cl A	92,428	50,662
Progressive	75,214	21,286
Visa, Cl A	159,200	55,793
		297,319
Health Care — 11.2%
Agilent Technologies	74,205	8,681
Align Technology*	62,749	9,968
Danaher	53,499	10,967
Edwards Lifesciences*	285,778	20,713
Elevance Health	44,852	19,509
Illumina*	110,257	8,748
UnitedHealth Group	75,161	39,366
		117,952
Industrials — 9.2%
Canadian National Railway	93,492	9,112
Carrier Global	234,877	14,891
Ferguson Enterprises	80,178	12,847
General Electric	71,516	14,314
Old Dominion Freight Line	63,229	10,461
Uber Technologies*	195,129	14,217
United Rentals	33,984	21,298
		97,140

Description	Shares	Fair Value (000)
Information Technology — 22.2%
Adobe*	30,718	$11,781
Analog Devices	65,070	13,123
Apple	159,969	35,534
Autodesk*	65,314	17,099
Intuit	39,114	24,016
KLA	17,442	11,857
Marvell Technology	139,246	8,573
Microsoft	184,861	69,395
Taiwan Semiconductor Manufacturing ADR	204,047	33,872
Workday, Cl A*	36,776	8,588
		233,838
Total Common Stock
(Cost $657,441)		1,046,536

Total Investments - 99.2%
(Cost $657,441)		$1,046,536

Percentages are based on Net Assets of $1,054,653 (000).

ADR — American Depositary Receipt

Cl — Class

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

As of March 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

Statement of Assets and Liabilities (000) (1)

Assets:
Investments, at Value (Cost $657,441)	$1,046,536
Cash	8,113
Receivable for Capital Shares Sold	4,097
Dividend and Interest Receivable	311
Reclaim Receivable	52
Other Prepaid Expenses	135
Total Assets	1,059,244
Liabilities:
Payable for Investment Securities Purchased	4,053
Payable to Investment Adviser	404
Payable to Administrator	40
Payable to Trustees	8
Chief Compliance Officer Fees Payable	5
Other Accrued Expenses and Other Payables	81
Total Liabilities	4,591
Net Assets	$1,054,653
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$643,472
Total Distributable Earnings	411,181
Net Assets	$1,054,653
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	43,764,521
Net Asset Value, Offering and Redemption Price Per Share	$24.10

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per share.
†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
For the Period Ended March 31, 2025
(Unaudited)

Statement of Operations (000)*

Investment Income:
Dividends	$3,717
Less: Foreign Taxes Withheld	(106)
Total Investment Income	3,611
Expenses:
Investment Advisory Fees	1,889
Administration Fees	169
Trustees' Fees	8
Chief Compliance Officer Fees	5
Registration and Filing Fees	41
Professional Fees	28
Offering Costs	26
Printing Fees	7
Custodian Fees	6
Overdraft Fees	2
Pricing Fees	1
Other Expenses	8
Total Expenses	2,190
Less:
Waiver of Investment Advisory Fees	(144)
Net Expenses	2,046
Net Investment Income	1,565
Net Realized Gain on:
Investments(1)	21,146
Net Realized Gain	21,146
Net Change in Unrealized Depreciation on:
Investments	(63,814)
Net Change in Unrealized Depreciation	(63,814)
Net Realized and Unrealized Loss	(42,668)
Net Decrease in Net Assets Resulting from Operations	$(41,103)

*	Commenced operations on November 15, 2024.
(1)	Includes realized gain as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF

Statement of Changes in Net Assets (000)

Period Ended March 31, 2025(1) (Unaudited)
Operations:
Net Investment Income	$1,565
Net Realized Gain(2)	21,146
Net Change in Unrealized Depreciation	(63,814)
Net Decrease in Net Assets Resulting From Operations	(41,103)
Distributions:	(625)
Capital Share Transactions:
Issued	707,695
Redeemed	(64,223)
Net Increase in Net Assets From Capital Share Transactions	643,472
Total Increase in Net Assets	601,744
Net Assets:
Beginning of Period	452,909
End of Period	$1,054,653
Share Transactions:
Issued	46,305
Redeemed	(2,540)
Net Increase in Shares Outstanding From Share Transactions	43,765

(1)	Commenced operations on November 15, 2024.
(2)	Includes realized gain as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended March 31, 2025(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.04
Net Realized and Unrealized Loss	(0.92)
Total from Investment Operations	(0.88)
Dividends and Distributions:
Net Investment Income	(0.02)
Total Dividends and Distributions	(0.02)
Net Asset Value, End of Period	$24.10
Total Return†	(3.54)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,054,653
Ratio of Expenses to Average Net Assets(2)	0.56%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.60%††
Ratio of Net Investment Income to Average Net Assets	0.43%††
Portfolio Turnover Rate‡	7%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on November 15, 2024.
(2)	Excludes expenses incurred indirectly as a result of investments in underlying funds.

The accompanying notes are an integral part of the financial statements

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

Notes to Financial Statements

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Brown Advisory Flexible Equity ETF (the “Fund”). The investment objective of the Fund is to seek to achieve long-term growth of capital. The Fund is classified as a diversified investment company. Brown Advisory LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Investor Shares. The Fund commenced operations on November 15, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. To the extent applicable, the Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the relevant Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least annually, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of March 31, 2025, the Brown Advisory Flexible Equity ETF had $26 remaining to be amortized.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2025 the Fund paid $169 (000) for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the period ended March 31, 2025, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.

6. Investment Transactions:

For the period ended March 31, 2025, the Fund made purchases of $764,665 (000) and sales of $132,423 (000) in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $229,721 (000) and redemptions of $61,171 (000), respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $26,195 (000).

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at March 31, 2025, was as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$657,441	$402,541	$(13,446)	$389,095

8. Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

LARGE CAPITALIZATION RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the counter or listed on an exchange.

VALUE STYLE RISK — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

NEW FUND RISK — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

MANAGEMENT RISK – The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

INVESTMENTS IN INVESTMENT COMPANY RISK – When the Fund invests in an investment company, including closed—end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed—end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed—end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

REITs RISK – REITs are trusts that invest primarily in commercial real estate or real estate related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate. Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

PRIVATE PLACEMENTS RISK – Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

FOREIGN COMPANY RISK – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

DEPOSITARY RECEIPTS RISK – ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

PREFERRED STOCK RISK – Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

CONVERTIBLE SECURITIES RISK – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

EMERGING MARKET COMPANIES RISK – Investments in emerging market companies, including those outside of China, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

ETF RISKS — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

TRADING RISK — Shares of the Fund may trade on The NASDAQ Stock Market (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

9. Other:

At March 31, 2025, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

10. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's adviser, acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

Other Information (Form N-CSRS Item 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 11–12 to decide whether to approve the Agreements for initial two-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and at other meetings held during the prior year, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of funds; (vi) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s rationale for recommending the Sub-Adviser; and (xi) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Fund.

The Advisors’ Inner Circle Fund III	Brown Advisory Flexible Equity ETF
March 31, 2025
(Unaudited)

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Brown Advisory Flexible Equity ETF

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

1-877-876-6383

Investment Adviser:

Brown Advisory LLC

901 South Bond Street,

Suite 400, Baltimore, Maryland 21231

Investment Sub-Adviser:

Vident Asset Management

1125 Sanctuary Pkwy. Suite 515

Alpharetta, GA 30009

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described. Investors should read it carefully before investing or sending money.

BRW-SA-001-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 6, 2025